Document and Entity Information	Mar. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2020
Registrant Name	Value Line Premier Growth Fund, Inc.
Entity Central Index Key	0000102767
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 31, 2020
Document Effective Date	Mar. 31, 2020
Prospectus Date	May 01, 2019
Value Line Premier Growth Fund, Inc. | Value Line Premier Growth Fund, Inc.
Prospectus:
Trading Symbol	VALSX